Financial investments (Policies)	12 Months Ended
Dec. 31, 2025
Financial Investments
financial investments

The Company analyzes fluctuations in investment rates for certificates of deposit, along with information from regulatory bodies regarding the issuing financial institutions. The 12-month probabilities of default were based on historical data provided by credit rating agencies for each credit grade and were analyzed in terms of sensitivity based on current returns.

These deposits and financial investments are subject to an insignificant risk of changes in value.